Note 9 - Intangible Assets	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]

9.            INTANGIBLE ASSETS

A summary of intangible assets as of December 31, 2013 is as follows:

	Gross Carrying Amount	Accumulated Amortization	Net	Weighted Average Amortization Period (in years)
Customer relationships	$110,000	$(36,667)	$73,333	5
Noncompete agreements	278,000	(92,667)	185,333	5
Contract backlog	409,189	(409,189)	-	1.5
Total	$797,189	$(538,523)	$258,666	3.2

A summary of intangible assets as of December 31, 2012 is as follows:

	Gross Carrying Amount	Accumulated Amortization	Net	Weighted Average Amortization Period (in years)
Customer relationships	$110,000	$(14,667)	$95,333	5
Noncompete agreements	278,000	(37,067)	240,933	5
Contract backlog	409,189	(181,862)	227,327	1.5
Total	$797,189	$(233,596)	$563,593	3.2

Approximate aggregate amortization expense for each of the next five years is as follows:

For the period ended December 31,

2014	77,600
2015	77,600
2016	77,600
2017	25,866

Amortization expense, including amounts for deferred loan costs, for the years ended December 31, 2013, and 2012 was approximately $305,000 and $234,000, respectively.